INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Deferred income taxes		$ (2,880,154)	$ (263,989)
Net operating loss carryforward		2,676,000
Unrecognized tax benefits that would impact effective tax rate		5,585
Tax expense related to uncertain tax positions		659
Cablevision Systems Corp.
Business Acquisition [Line Items]
Deferred income taxes	$ 153,660
Federal Tax Reform
Business Acquisition [Line Items]
Impact from changes in tax rates, benefit		2,332,677	$ 0
Alternative Minimum Tax Credit Carryforward
Business Acquisition [Line Items]
Tax credit carryforward		48,995
Research Tax Credit Carryforward
Business Acquisition [Line Items]
Tax credit carryforward		17,806
Accounting Standards Update 2016-09
Business Acquisition [Line Items]
Unrealized excess tax benefits recognized with the adoption of ASU 2016-09		$ 310,771